Profit before tax	18 Months Ended
Oct. 31, 2018
Disclosure of Profit before tax [Abstract]
Profit before tax
3 Profit before tax
Profit before tax is stated after charging/(crediting) the following operating costs/(gains) classified by the nature of the costs/(gains):

		18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	Note	$	’000	$	’000	$	’000
Staff costs	35		2,095,025		480,654		429,493
Depreciation of property, plant and equipment
owned assets	12		71,184		9,704		9,736
leased assets	12		17,427		-		-
Loss on disposal of property, plant and equipment	12		4,581		520		-
Amortization of intangibles	11		903,008		206,751		187,337
Inventories
– cost of inventories recognized as a credit (included in cost of sales)	16		324		(71)		(72)
Operating lease rentals payable
– plant and machinery			8,840		2,880		1,559
– property			85,328		18,356		20,706
Provision for receivables impairment	17		40,016		2,023		2,531
Foreign exchange gains			(37,292)		(2,901)		(2,584)

[1] The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).